Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions, related party	$ 493,341	$ 453,361	$ 310,467
Vessel operating expenses, related party	249,081	256,069	190,723
Other general and administrative expenses, related party	1,344,250	1,561,126	1,306,476
Net gain on sale of vessels, related party	0	64,500	70,640
Interest and other financing costs, related party	$ 84,444	$ 0	$ 0